Accounting judgments, estimates and assumptions - estimates and assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of changes in accounting estimates [line items]
Minimum period of inactivity to determine inactive players	30 days
Hero Wars
Disclosure of changes in accounting estimates [line items]
Player lifespan	28 months	28 months	25 months
Other games
Disclosure of changes in accounting estimates [line items]
Player lifespan	11 months	14 months	25 months